Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Income Tax

Note 16 – Income Tax

A.	Corporate tax rate

Presented hereunder are the tax rates relevant to the Company in the years 2019 to 2021:

2019 – 23%

2020 – 23%

2021 – 23%

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

As a result of the reduction in the tax rate, the deferred tax balances as at December 31, 2019 and 2020 were calculated according to the new tax rates specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018), at the tax rate expected to apply on the date of reversal.

B.	Benefits under the Law for the Encouragement of Industry (Taxes)

(a)	The Company and some of its subsidiaries qualify as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) – 1969, and accordingly they are entitled to benefits, of which the most significant are, under limited conditions, the possibility of submitting consolidated tax returns with related Israeli companies and amortization in three equal annual portions of issuance expenses when registering shares for trading as from the date the shares of the company were registered.

(b)	The Company and certain subsidiaries are submitting a consolidated tax return to the tax authorities in accordance with the Law for the Encouragement of Industry (Taxes) – 1969. As a result, the companies are, inter alia, entitled to offset their losses from the taxable income of other companies, subject to compliance with certain conditions.

C.	Description of the implications of the tax laws applicable to affiliated companies incorporated outside of Israel

The Group companies operating outside of Israel are subject to the tax laws applicable in the countries of residence and the activity of those companies. The tax rate applicable to material companies outside of Israel is 12.44% in Switzerland.

D.	Composition of income tax expense (income)

Thousands USD
For the year ended December 31,
2021

Current tax expense	(107)

Deferred tax income	5,013
Income tax	4,906

E.	Deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

The movement in deferred tax assets and liabilities is attributable to the following items:

	Intangible assets and inventories	Carry- forward tax losses	Total
	Thousands USD	Thousands USD	Thousands USD

Balance of deferred tax asset (liability) as at January 1, 2021	-	-	-
Deferred tax asset (liability) acquired in business combinations (see Note 9.B)	(7,117)	2,875	(4,242)
Changes recognized in profit or loss	6,881	(1,868)	5,013
Balance of deferred tax asset (liability) as at December 31, 2021	(236)	1,007	771

F.	Theoretical tax

The main reconciliation between the theoretical tax on the pre-tax profit and the tax expense drives from temporary differences and tax losses for which deferred taxes are not created.

G.	Tax assessments

The Company has final tax assessments until and including the 2017 tax year.

Nano Dimension Technologies Ltd. has final tax assessments until and including the 2016 tax year.

H.	Accumulated losses for tax purposes and other deductible temporary differences

As of December 31, 2021, the Group has a net operating loss for tax purposes of approximately $156,200,000, approximately $122,820,000 of which is originated from the Company, the remining amount of which is mostly allocated to Nano Dimension Technologies Ltd. and capital loss for tax purposes of approximately $845,000, approximately $495,752 of which is originated from the Company.

Essemtec, which operates in Switzerland, has approximately $8,826,000 accumulated loss as of December 31, 2021.

As of December 31, 2021, the Group has deductible temporary differences in the amount of approximately $29,000,000, mainly relating to funding expenses and research and development expenses which are deductible over a period of three years for tax purposes.

The Group has not recognized a tax asset for the aforesaid losses and deductible temporary differences, except deferred tax of $1,007 thousand recognized partially by Essemtec on accumulated loss, due to the uncertainty regarding the ability to utilize those losses and deductible of temporary differences in the future.

I.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986

As a “Foreign investment company” (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company’s management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) – 1986, from January 2018. Accordingly, its taxable income or loss is calculated in USD.